Lehman & Eilen LLP

20283 State Road 7, Suite 300

Boca Raton, FL 33498

Tel. (561) 237-0804

October 8, 2008

VIA EDGAR, FACSIMILE AND

OVERNIGHT MAIL

United States Securities

   and Exchange Commission

100 F Street, NE

Mail Stop 4561

Washington, D.C.  20549

Attention:  Craig Slivka

Re:  Propell Corporation

Registration Statement on Form S-1

Filed May13, 2008

File No. 333-150862

Dear Mr. Slivka:

Thank you for your June 10, 2008 letter regarding Propell Corporation (the “Company”).  Enclosed is Amendment No. 1 to Form S-1, which has been marked to show changes from our prior submission.   The changes in the revised registration statement reflect the staff’s comments to the previously submitted material.  Also, in order to assist you in your review of the Registrant’s Form S-1, we hereby submit a letter responding to the comments.  For your convenience, we have set forth below the staff’s numbered comments in their entirety followed by our responses thereto.

General

1.        We will review your request for confidential treatment and comment separately. Please note that we will not be in a position to declare this S-1 effective until we have cleared the confidential treatment request.

Response:  We have revised our confidential treatment request in accordance with the separate comments to our confidential treatment request and have delivered it under separate cover.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Registration Statement Cover Page

2.         Please check the smaller reporting company box.

Response:  Complied with. We have checked the smaller reporting company box.

Prospectus Cover Page

3.         Please explain what you mean by “other disposition”.

Response:  We deleted the phrase “other disposition.”

Our Company, page 3

4.        Please help us understand your accounting for the transactions with Crystal Magic, Mountain Capital and Auleron.  Specifically, please address the following:

In response to this comment, the Company will respond point by point.

•   Citing relevant authoritative accounting literature, please explain in detail how you accounted for the transactions with Crystal Magic, Mountain Capital, and Auleron.

In accordance with SFAS 141 “Business Combinations” (and as detailed below), the Company will be accounting for the acquisition of Crystal Magic as a reverse merger, with Crystal Magic, Inc. being considered the accounting acquirer.

In reviewing the pertinent facts and circumstances of the mergers and the application of FASB 141, in particular the criteria set forth in subparagraphs (a), (b), (c), (d) and (e) of paragraph 17, we have concluded that the mergers qualify for treatment as a reverse merger, with Crystal Magic being the acquiring entity.  In order to make the determination that Crystal Magic should be treated as the acquiring entity we applied the criteria set forth below to the particular facts and circumstances of the mergers (each letter corresponds to the criteria set forth in the subparagraphs of paragraph 17 of FASB 141):

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

(A)     The relative voting rights in the combined entity after the business combination - The acquirer usually is the combining entity whose owners as a group retain or receive the largest portion of the voting rights in the combined entity.

On April 10, 2008 in connection with the merger of Propell Corporation and Crystal Magic, Propell Corporation issued an aggregate of 5,400,000 shares to the former shareholders of Crystal Magic.  This represented 100% of Propell’s outstanding common shares.  Of the 5,400,000 shares, Steve M. Rhodes, the President of Crystal Magic and its largest shareholder, received 3,730,224 shares representing 69% of the outstanding stock.  On May 5, 2008, in connection with acquisition via merger of Auleron and Mountain Capital with Propell Corporation, the former members of Auleron and Mountain Capital were issued an aggregate of 2,230,952 shares of Propell’s common stock, which represented approximately 22.51% of the outstanding common stock of Propell.  After the acquisition via merger of Auleron and Mountain Capital with Propell, the former shareholders of Crystal Magic owned approximately 54.50% of the 9,908,952 common shares outstanding of Propell, with Mr. Rhodes owning 37.64% of the outstanding shares.  Additionally, until August 1, 2008, Mr. Rhodes also owned preferred shares of Crystal Magic which gave him 99% of the voting power of Crystal Magic.  On August 1, 2008 Mr. Rhodes exchanged the preferred shares back to Crystal Magic in exchange for an option to acquire the shares.  This option enables Mr. Rhodes to retain control as he could exercise the option and instantaneously regain the 99% voting control of Crystal Magic.  As evidenced by these facts, Mr. Rhodes individually, and the Crystal Magic shareholders as a group, retained and received the largest portion of voting rights in the combined entity and retained control of Crystal Magic.  At all times since the consummation of the merger of Crystal Magic and Propell, the former Crystal Magic shareholders as a group have owned a majority of the shares and have been in a position to control the voting of Propell’s common stock and Mr. Rhodes has owned the largest minority interest in Propell.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

(B)     The existence of a large minority voting interest in the combined entity if no other owner or organized group of owners has a significant voting interest - The acquirer usually is the combining entity whose single owner or group of owners holds the largest minority voting interest in the combined entity

As evidenced from the explanation in the preceding paragraph, the former Crystal Magic shareholders as a group have at all time since the consummation of the merger of Crystal Magic and Propell owned a  significant voting interest in Crystal Magic, owning a majority of the outstanding voting shares.

(C)     The composition of the governing body of the combined entity the acquirer usually is the combining entity whose owners have the ability to elect or appoint or to remove a majority of the members of the governing body of the entity

Since the effective date of the merger of Crystal Magic and Propell, the Board of Directors of Propell has been composed of Steven M. Rhodes and Edward L. Bernstein, with Steven M. Rhodes serving as the Chairman of the Board of Directors.  Prior to the merger of Crystal Magic and Propell, Mr. Rhodes was the Chairman of the Board of Directors and the President of Crystal Magic.  Mr. Rhodes continues to hold those positions at Crystal Magic. Inasmuch as the Crystal Magic shareholders in the aggregate own a majority of the outstanding voting stock of Propell, they control the board composition and have the ability to elect or appoint or to remove members of the governing body of Propell.

(D)     The composition of the senior management of the combined  entity - The acquirer usually is the combining entity whose former management dominates the combined entity

Since April 10, 2008, the date the Crystal Magic merger was effectuated, Mr. Rhodes has held two of the senior management positions in Propell, that of Chairman of the Board and Chief Financial Officer. In addition, John C. Wolf, the Executive Vice President of Crystal Magic serves as the Executive Vice President of Propell. Mr. Rhodes also serves as the President of Crystal Magic, a position he has held since the formation of Crystal Magic.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

(E)     The terms of the exchange of equity interests - The acquirer  usually is the combining entity that pays a premium over the pre-combination fair value of the equity interests of the other combining entity or entities

This criterion is not applicable to the merger of Crystal Magic and Propell because neither entity has equity securities that are traded in the public market. However, even if it were to be applicable, it would support the conclusion that Crystal Magic is the acquiring entity, given the following facts: (i) at the time of the merger, Crystal Magic was an operating company with revenues in 2007 of $4,129,130 and total assets of $492,852 plus valuable contracts in place that will provide material amounts of future revenues and Propell had only $100 of cash, which had been provided by Crystal Magic, and no revenues; (ii) Crystal Magic initiated the merger (iii) on a combined pro forma basis, Crystal Magic accounted for 78% of the revenue of Propell for the six months ended June 30, 2008 and (iv) Propell was formed for the purpose of issuing securities to effectuate the merger.

As set forth above, there was not even one criterion that when applied to the facts and circumstances of the merger supported any conclusion other than that Crystal Magic was the acquiring entity. In conclusion, after a careful analysis of the facts and circumstances of the merger and the application of the criteria set forth above, we have concluded that Crystal Magic, not Propell, was the acquiring entity and that the transaction should be accounted for as a reverse merger.

The Company will be accounting for its acquisitions of Mountain Capital and Auleron using the Purchase Method provided for in SFAS 141 – “Business Combinations”, and will allocate its purchase price to the assets and liabilities that were acquired, based on their Fair Values.

•   Please tell us whether you and the combined companies noted above are considered to be under common control. Tell us the specific facts and circumstances that led you to this conclusion.  Refer to EITF 02-5. As part of your response please describe the ownership structure of the entities before and after the merger.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Prior to the merger dates (April and May 2008), Propell (the “Company”) and Crystal Magic, Mountain Capital, and Auleron (collectively, the “Targets”) were not under common control as defined in EITF 02-5, as Propell did not have greater than 50% voting ownership of any of the Targets (in fact, Propell had no ownership or voting power in any of the Targets, prior to the mergers). Auleron and Mountain Capital were under common control pre-merger as one individual owned more than 50% of each of the two companies. Effective with the acquisition date, the Company became the owner of 100% of the common stock and voting rights of Mountain Capital and Auleron and the Company is considered to have control of Mountain Capital and Auleron. After the merger date, the Company owned 100% of the common stock of Crystal Magic; however, it did not acquire more than 50% voting control of Crystal Magic, due to the voting rights of the preferred shares of Crystal Magic that were outstanding, and per EITF 02-5 was not considered to have control of Crystal Magic. Right after the merger of Crystal Magic, Propell had 45,713 votes and the former majority owner of Crystal Magic had 10,000,000 votes (thus, Propell = .00455% of voting power). Since the merger, Mountain Capital and Auleron are considered to be under common control. Propell and Crystal Magic are also under common control post-merger, as the former Crystal Magic shareholders have voting control over Propell due to their percentage ownership of Propell voting common stock, the preferred stock that was initially owned by Mr. Rhodes, and the option to acquire preferred stock currently held by Mr. Rhodes.

Any discussion of the ownership structure of the three entities should include a discussion of the ownership structure at three points in time: the ownership structure prior to the merger, the ownership structure immediately after the merger and the ownership structure after the restructuring of Crystal Magic. The ownership structure of the entities before and after the mergers and after the restructuring was/is as follows:

Crystal Magic: Two individuals owned 74.6% and 25.4%, respectively, of Crystal Magic common stock pre-merger.  Immediately post merger, Propell owned 100% of the common stock of Crystal Magic, and Mr. Rhodes, who owned 74.6% of pre-merger Crystal Magic common owned 10,000 shares of newly issued preferred stock that carried with it voting rights that gave him control of Crystal Magic.  Mr. Rhodes exchanged his preferred shares for an option to reacquire those shares, so he still effectively retains voting control of Crystal Magic.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Mountain Capital: Four individuals owned 60%, 16%, 12%, and 12%, respectively, pre-merger.  The individual that owned 60% also owned 52% of Auleron.  Post-merger, Propell, which is controlled by former Crystal Magic shareholders, owns 100%.

Auleron: Three individuals owned 52%, 30.3%, and 17.7%, respectively, pre-merger.  The individual that owned 52% also owned 60% of Mountain Capital.  Post-merger, Propell, which is controlled by former Crystal Magic shareholders, owns 100%.

•   If you and the entities noted above are not considered to be under common control, citing relevant accounting literature, please tell us how you concluded that your accounting treatment, including the presentation of combined financial statements for Crystal Magic, Mountain Capital, and Auleron was appropriate.

The entities above are considered to be under common control.  We will modify the S-1 in the S-1/A to reflect that the entities are under common control, and the Company will present separate, standalone historical 2007 and 2006 audited financials of all three Target companies - Crystal Magic, Mountain Capital and Auleron, in accordance with the guidance in paragraphs 13-19 of SFAS 141 and Rule 3-05 of Regulation S-X.

•   Furthermore, if you were not under common control please tell us your consideration of paragraphs 13-19 of SFAS 141 and address the need for separate historical financial statements for the acquired entities pursuant to Rule 3-05 of Regulation S-X (rather than the combined financial statements allowed for companies under common control set forth in paragraph 3 of Rule 3-05) and pro forma financial statements under Article 11 of Regulation S-K.

The Company agrees that pro forma financial statements are required for the three and six months ended June 30, 2008, and it will prepare and present the pro forma financials, comparative with the corresponding periods of 2007, in the S-1/A.  The objective of pro forma financial statements is to provide investors with information about the impact of a particular transaction and illustrate the scope of change in the historical financial position of a company caused by the transaction.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Although Crystal Magic, the accounting acquirer, did not have control of any of the three entities during the first quarter of 2008, as of June 30, 2008 it had control of all three of the other entities (Propell, Auleron, and Mountain Capital). Therefore, we believe that the pro forma financial statements should include information about all four of these entities. Management believes that the financials of Crystal Magic and the other three merged entities are relevant, material, and necessary for prospective investors to properly evaluate an investment in the Company. Accordingly, the Company will present combined financials in the pro forma financial statements that reflect all companies that have been acquired. We believe that to not do so would be materially misleading to prospective investors.

Risk Factors, page 5

5.        Please provide a risk factor discussing the risks of not having an independent audit or compensation committee.

Response:  Complied with. We have added a risk factor discussing the risks of not having an independent audit committee. We have also added a risk factor discussing the risks of not having an independent compensation committee.

We rely on key vendors, suppliers and foreign sourcing, page 5

6.        Please remove or revise to explain how this risk factor is currently material to you in light of your statement on page 17 “Crystal Magic has an unlimited source of raw materials and expects to have no availability issues with respect to raw materials.”  Please do the same for the risk factors entitled “Governmental regulation could harm our business” and “We may issue preferred stock with greater rights than our common stock.”

Response:  Complied with. We have retained the risk factor “We rely on key vendors, suppliers and foreign sourcing” because this is a significant risk for the company and further explained the risk posed to the Company here. We have deleted the sentence “Crystal Magic has an unlimited source of raw materials and expects to have no availability issues with respect to raw materials.”

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

We have revised the risk factor “Governmental regulation could harm our business” by revising the heading to state “Governmental regulation could limit our business opportunities and increase our costs”, further explained the risk posed to the Company here, and added a sentence at the end of the risk factor that “If such legislation was deemed to apply to our business, it could limit the types of business that we could pursue and/or increase the costs to ensure compliance.” We have revised the risk factor “We may issue preferred stock with greater rights than our common stock” and have further explained the risk posed to the shareholders here.

Forward-Looking Statements, page 11

7.        Please revise the first sentence of this section as it is not the case that most matters in this prospectus are forward-looking statements.  In addition, please note that the safe harbor provided in Section 27A of the Securities Act and Section 21E of the Securities Exchange Act do not apply to statements made in an initial public offering.  Please revise to delete the statement that your forward-looking statements are within the meaning of the sections here and on page 15.

Response:    Complied with. We have revised the first sentence of this section to reflect that some of the matters discussed in this prospectus are forward looking statements. We have also revised this section to delete the statement that the forward looking statements are within the meaning of Section 27A of the Securities Act and Section 27E of the Securities Exchange Act here and on page 15.

Where You Can Get More Information, page 11

8.        Please revise and update this section to comply with Item 101(h)(5) of Regulation S-K, including the correct address for our office.

Response:  Complied with. We have revised and updated this section to comply with Item 101 (h)(5) of Regulation S-K including the correct address for your office.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Management’s Discussion and Analysis, page 12

9.        Please briefly describe the material terms of the combination of Crystal Magic, Inc., Mountain Capital, LLC, and Auleron 2005 LLC, including a discussion of the consideration paid.

Response:  Complied with.  We have briefly described the material terms of the combination of Crystal Magic, Inc., Mountain Capital, LLC and Auleron 2005 LLC to explain that the companies were combined by way of merger of Crystal Magic, Inc. with a subsidiary of the Company which was accounted for as a reverse merger with Crystal Magic, Inc. being the acquirer and the acquisition via merger of Mountain Capital, LLC and Auleron 2005, LLC with subsidiaries of the Company with Mountain Capital, LLC and Auleron 2005, LLC being the surviving entities.  In connection with the merger of Crystal Magic, Inc. and the Company, the shareholders of Crystal Magic, Inc. received shares of the Company’s common stock with the number of shares being allocated based on relative equity interests.  In connection with the acquisition via merger of Mountain Capital, LLC and Auleron 2005, LLC, the members of the two limited liability companies received shares of the Company’s common stock with the number of shares being allocated based on relative equity interests.  We disclosed that a total of 5,400,000 of the Company’s shares were issued to a total of two shareholders of Crystal Magic, Inc.,: a total of 1,115,476 shares of the Company’s shares were issued to a total of four members of Mountain Capital, LLC and a total of 1,115,476 shares of the Company’s shares were issued to a total of three members of Auleron 2005, LLC.

10.       Please revise the Management’s Discussion and Analysis section to provide discussion and analysis of known trends, demands, commitments, events and uncertainties that management views as most critical to the company’s revenues, financial position, liquidity, plan of operations and results of operations for each segment; rather than a mere narrative recitation of the financial statements. In an effort to assist you in this regard when responding to the comments below, please refer to the Commission Guidance Regarding Management’s discussion and Analysis of Financial Condition and Results of Operations, Release Nos. 33-8350 (December 19, 2003) at http://www.sec.gov/rules/interp/33-8350.htm.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Response:  Complied with. We have revised the Management’s Discussion and Analysis to provide discussion and analysis of known trends, demands, commitments, events and uncertainties that management views as most critical to the company’s revenues, financial position, liquidity, plan of operations and results of operations for each segment. We have revised the Management’s Discussion and Analysis in conformity with SEC Release No. 33-8350.

11.      Please disclose the basis for your statement that the promotional, incentive and award products industry is a $19 billion industry.  We also note that on page 16, you state it’s an $18 billion industry.

Response:  Complied with. We have disclosed that the basis for the statement that the promotional, incentive and award products industry is a $19.4 billion industry is the Promotional Products Association International’s 2007 Estimate Of Promotional Products Distributor Sales.

The $18 billion statement on page 16 was based on older information and has been corrected.

12.       Please discuss in greater detail the business reasons for the financial statement item changes between periods.  In circumstances where there is more than one business reason for the change, attempt to quantify the incremental impact of each individual business reason discussed on the overall change in the line item.

Response:  Complied with. We have discussed in greater detail the business reasons for the financial statement item changes between periods. In circumstances where there is more than one significant business reason for the change, we have identified and discussed each individual business reason.

Description of Our Business, page 16

13.      Please disclose what the discontinued operations were from which $500,000 was generated.

Response:  Complied with. We have disclosed that the temporarily discontinued operations were Auleron Technologies’ third-party hardware and software installation business.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

The Crystal Magic Division, page 16

14.      We note your statement that few competitors offer online promotional products solutions.  Please provide a basis for this and other statements (i.e., “the most competitive turnaround times in the industry”) and elaborate on the competitive landscape of this business segment.

Response:  Complied with. We have disclosed that the basis is the Promotional Products Association International’s 2007 Estimate of Promotional Products Distributor sales. According to this trade association, of the $19.4 billion in promotional products sales in 2007, only $2.9 billion were on-line, or 14% of total promotional products sales. We have deleted the phrase “the most competitive turnaround time in the industry” and elaborated on the competitive landscape of our business segments by noting that since most of our competitors in this category are privately held, and there is limited published industry data beyond what is referred to above, we cannot determine the overall market size, or our relative position in the market.

15.       Please describe your intellectual property in this business segment in greater detail.  Please discuss any patents as we note you filed a patent license agreement as an exhibit.

Response:    Complied with. We have described our intellectual property in this business segment in greater detail and disclosed that we do not have any patents in connection with our intellectual property. We have also discussed the license to patented technology in this business segment. More specifically, we have disclosed: (i) the software that we developed in-house that lets us capture photos from specialty cameras, put the photos into a format so they can be reviewed and selected by the consumer and prepared them for production; (ii) the software that we developed in our production lab that converts a two-dimensional photo into “two and half D” – our name for software techniques that alter photographs to create a perception of depth in the final image when it is engraved inside glass; (iii) our license from Laser Design International LLC to its patented technology to perform subsurface laser etching in our photo crystal product line; and (iv) other intellectual property in this business segment.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

The Arrow Media Solutions Divisions, page 17

16.      The information regarding AmerisourceBergen appears promotional.  Please place this information in context by balancing disclosure, stating the amount of revenue generated from the relationship with AmerisourceBergen.

Response:  Complied with. We have deleted the sentence “AmerisourceBergen, one of the top three health care companies on the Fortune 500 and currently No. 29 on the Fortune 100, has annual revenues of $61 billion” and the sentence “We believe that Arrow’s Media Solutions is a key part of AmerisourceBergen’s efforts to enable independent pharmacies to compete with large chains, where photo kiosks are an established source of revenue and customer loyalty.” We have also indicated that Arrow Media Solutions generated $1.1 million in gross revenues in 2007 from this relationship with AmerisourceBergen.

17.      Please disclose the amount of this division’s revenues generated from ‘distribution’ and ‘placement’ models respectively.

Response:    Complied with. We disclosed that almost all of Arrow Media Solutions’ current kiosk revenues are based on the distribution model, which generated $1.4 million in gross revenues in 2007. In contrast, we have disclosed that Arrow Media began testing the placement model in 2008 and has generated no material revenues from the placement model.

18.      Please name the photo web site that you have a kiosk testing partnership with here and on page 25.

Response:  We have deleted here the phrase “in partnership with one of the largest photo web sites in the world” and deleted the entire discussion “Online Partner” on page 25 as it is very preliminary in nature.

The Auleron Technologies Division, page 17

19.      Disclose what hardware and software this division helped third parties install prior to the merger.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Response:  Complied with. We have disclosed what hardware and software this division helped third parties install prior to the merger. Specific cases included installing new computer network routers for Qualxserv at the CVS drug store chain, point-of-sale computer systems at 800 Footlocker stores, cabling for computer network systems for Imagistics, and ATMs for Cardtronics.

20.      Please clarify whether the 3,500 technicians are your employees, Clarify your relationship with these technicians.

Response:  Complied with. We have disclosed that these 3,500 technicians are not our employees but rather independent contractors.

21.      Please describe the ‘other initiatives’ that the on-call network provides support for.

Response:  We have deleted the phrase “other initiatives.”

22.      Please clarify your relationships with the various service providers listed in the first paragraph on page 18.

Response:  Complied with. We have clarified our relationships with the various service providers listed in the first paragraph on page 18. We have deleted several of the service providers previously listed on page 18 as they were not material.

Market size/opportunity, page 18

23.      We note the various statistics and other industry information provided.  Please disclose whether you funded or were otherwise affiliated with any of the studies or reports you cite.  Tell us whether you paid a fee for any of the information, including the information provided by PMA Marketing Research. Note that if any of this information was prepared by a third party for inclusion in this registration statement, you should file the consent of such party as an exhibit.  Otherwise, please confirm that these sources are widely available to the public.  Please refer to, among others, statements about the size of the promotional products market and the growth of retail and online photo printing on page 18, that prints made instantly on kiosks accounted for approximately one-fourth of online and in-store prints in 2006, or 30 percent of just in-store prints on page 19, and the size of the imaging industry on page 25.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Response:  Complied with. We have disclosed that we did not fund or were otherwise affiliated with any of the studies or cited reports. All of these statistics and other industry information are either publicly available or available to members of trade associations. We did not pay a fee for any of the information other than dues paid for membership in trade associations, including the information provided by PMA Marketing. None of this information was prepared by a third party for inclusion in this registration statement. All material credited to the PMA is provided to all PMA members, of which Arrow is one. This includes information about the growth of retail and on-line photo printing, kiosk printing, and the size of the imaging industry. The marketing information about the promotional products market was sourced from a publicly available source, the 2007 Estimate of Promotional Products Distribution Sales of the Promotional Products Association International.

How we address the competitive opportunity, page 21

24.       If you do not have appropriate independent support for a statement, please revise the language to make clear that this is your belief based on your experience in the industry, if true.  This comment is also applicable to any unsupported claims throughout the prospect us.  We may have additional comments after we review your response.  We note, without limitation, your statements about limited resources of your competitors and your lower cost structure.

Response:  Complied with. We have rewritten portions of the business description, including “How we address the competitive opportunity” to make it clear that many of our statements are the company’s belief rather than fact. We believe we have deleted all promotional material from the prospectus. We have deleted the entire sentence “we see significant opportunity to expand in promotional products given, as noted earlier, the limited size and resources of existing players in the category, our lower cost structure (without setup fees or minimums), and the untapped market for online services in this category.”

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

25.      Please explain what offering your products on a “white label basis” means.

Response:  Complied with.   We have changed this to say “private label” basis, which we have further defined as providing our services or products under our customers’ brand names instead of our own.

Competition, page 26

26.      Please explain the significance of being one of only 10 companies that hold a worldwide license from Laser Design International LLC.  For instance, please discuss whether the technology represented by this license is the only way to create subsurface etching.  Please discuss the other companies and technologies against whom you compete in creating the crystal products.  Disclose your overall competitive position in these types of products.

Response:    Complied with. We disclosed the significance of being one of only 10 companies that hold a worldwide license from Laser Design International LLC. We have stated that to the Company’s knowledge, the technology represented by this license is the only way to legally create products using subsurface etching in transparent materials. We have disclosed that since most of our competitors are privately held and because there is no published industry data that the Company is aware of for this category, we cannot determine the size of other companies against whom the Company competes or determine our overall competitive position in these types of products.

Photo gifting, page 26

27.       We note your statement that you are the only major player with diverse distribution channels.  Please disclose your competitors with similar varied distribution channels and compare their size and market share to yours.

Response:    Complied with. We have deleted the sentence regarding being the only major player in the category with diverse channels of distribution. We have identified certain competitors and disclosed that since our competitors are privately held we cannot determine the overall market size, or our relative position in the market.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Directors and Executive Officers, page 29

28.       Please disclose the time-period during which Mr. Folliott worked at Mountain Capital.

Response:    Complied with. We disclosed that Mr. Folliott worked at Mountain Capital since its founding in April 2005.

Certain Relationships and Related Party Transactions, page 31

29.       Please provide all of the information required by Item 404(a)(5) of Regulation S-K.

Response:    Complied with. We have provided all of the information required by Item 404(a)(5) of Regulation S-K.

Executive Compensation, page 31

30.      It appears that you are using the old executive compensation table.  Please provide the new table required by Item 402(c) of Regulation S-K, including the “Total” column.

Response:    Complied with. We have provided the new table required by Item 402(c) of Regulation S-K, including the “Total” column.

Selling Stockholders, page 36

31.       To the extent that any successor(s) to the named selling stockholder wish to sell under this prospectus, please be advised that you must file a prospectus supplement identifying such successors as selling stockholders.  Please revise your disclosure to state that a prospectus supplement will be filed in these circumstances.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Response:    Complied with. We have revised our disclosure to state that a prospectus supplement will be filed in these circumstances.

32.      For any selling stockholders that are not natural persons and not a reporting company under the Exchange Act, a majority owned subsidiary of a reporting company under the Exchange Act, or a registered investment fund under the 1940 Act, you must identify by footnote or otherwise the natural person or persons having sole or shared voting and investment control over the securities held by the beneficial owner.

Response:    Complied with. For any selling stockholders that are not natural persons, we have identified by footnote the natural person or persons having sole or shared voting and investment control over those securities.

33.       Please clarify the relationship that Joseph Abrams and David N. Baker have had with you.  Please note that for selling stockholders that are affiliates of broker-dealers, the prospectus must state that: (1) the sellers purchased in the ordinary course of business, and (2) at the time of purchase of the securities you are registering for resale, the seller had no agreements or understandings, directly or indirectly, with any person, to distribute the securities.  If you are unable to make these statements in the prospectus, the disclosure must state that the sellers are also underwriters.  It is not clear from your current disclosure whether these men are affiliates of broker dealers.

Response:    Joseph Abrams and David N. Baker assisted the company in obtaining auditors and legal counsel and continue to provide general management consulting. Mr. Abrams and Mr. Baker are not affiliates of broker-dealers. We have indicated in the registration statement that no selling stockholder is affiliated with broker-dealers.

34.      Please provide more specificity with respect to how your selling stockholders acquired their securities.

Response:    Complied with. We have disclosed that the selling stockholders lent money to the company in exchange for convertible promissory notes that then converted into common shares, or are expected to convert in the future.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Propell Corporation financial Statements, page F-1

35.       Please amend your filing to include updated financial statements for the most recent quarter, as required by Rule 3-12 of Regulation S-X.

Response:    Complied with. We have amended our filing to include updated unaudited financial statements for our June 30, 2008 fiscal quarter.

Exhibits, page II-2

36.      Please tell us why you have not filed your agreement with Douglas Stewart.

Response:    Complied with. We have deleted any reference to our agreement with Douglas Stewart as it is not material to our business at this time.

37.      Please indicate that portions of Exhibit 10.9 have been omitted pursuant to a confidential treatment request.

Response:    Complied with. We have indicated that portions of Exhibit 10.9 have been omitted pursuant to a confidential treatment request.

Legal Opinion

38.      Please disclose the state law upon which this opinion is based.

Response:    Complied with. We have refiled this exhibit to indicate that the opinion is based on Delaware law.

Exhibit 23.1

39.      The independent registered public accounting firm must consent to being named as an expert in the registration statement. See Rule 436 of Regulation C under the Securities Act, and revise.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Response:    Complied with. We have refiled exhibit 23.1 to include a consent by the independent registered public accounting firm to being named as an expert in the registration statement.

Four Verbal Comments from the Commission:

1.        Please evaluate all of the factors listed in paragraph 17 of FASB 141 as they relate to Propell.

Response: Please see our response to comment four above in which we analyze the five factors set forth in paragraph 17 of FASB 141.

2.        Please tell us the members of each target board of directors post acquisition.

Response: The members of each target board of directors post acquisition are Steven M. Rhodes and Edward L. Bernstein.

3.        Please explain how Propell has common control of Crystal Magic as of July 1, 2008 when it appears that Mr. Rhodes can exercise his option to purchase the preferred stock back and based on paragraph two of the option agreement it does not look like Propell can sell Crystal Magic.

Response: Please see our response to comment 4 above in which the issue of common control is discussed.

4.        Please file all merger contracts associated with the acquisition of the targets.

Response: Complied with. We have filed all the merger contracts associated with the acquisition of the targets.

United States Securities

   and Exchange Commission

Attention:  Craig Slivka

October 8, 2008

Please feel free to call me at (561) 483-2796 if you have any questions.  Thank you.

Sincerely,

/s/ Hank Gracin

Hank Gracin

cc: Propell Corporation